Shareholder Report, Average Annual Return (Details) 193023_Tortoise AI Infrastructure ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Tortoise AI Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tortoise AI Infrastructure ETF NAV
Average Annual Return, Percent	24.01%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	8.65%